Consolidated Real Estate and Accumulated Depreciation and Depletion (Tables) - Real Estate and Accumulated Depreciation and Depletion (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Real Estate [Abstract]
Gross Carrying Cost of Real Estate at beginning of period	$ 268,932	$ 262,564	$ 241,253
Additions capitalized during period	19,154	22,228	21,380
Cost of real estate sold	(1,415)	(10,021)	(69)
Other deductions	0	(5,839)	0
Gross Carrying Cost of Real Estate at end of period	286,671	268,932	262,564
Accumulated Depreciation & Depletion at beginning of period	62,167	58,997	54,110
Charged to cost & expense	5,446	4,938	4,956
Real estate sold	(15)	(461)	(69)
Other deductions	0	(1,307)	0
Accumulated Depreciation & Depletion at end of period	$ 67,598	$ 62,167	$ 58,997